NOTES PAYABLE	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2022
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 4. NOTES PAYABLE

(a) RELATED PARTY

As of December 31, 2022
David Koos	$710
Total:	$710

$710 lent to the Company by David Koos is due and payable at the demand of the holder and bears simple interest at a rate of 15% per annum.

NOTE 4. NOTES PAYABLE

(a) RELATED PARTY

As of March 31, 2023
David Koos	$710
Total:	$710

$710 lent to the Company by David Koos is due and payable at the demand of the holder and bears simple interest at a rate of 15% per annum.

(b) NON RELATED PARTY As of March 31, 2023

Bostonia Partners, Inc	$100.000
Total:	$100,000

$50,000 lent to the Company by Bostonia Partners, Inc is due and payable on March 7, 2024 and bears simple interest at a rate of 10% per annum.

$50,000 lent to the Company by Bostonia Partners, Inc is due and payable on March 10, 2024 and bears simple interest at a rate of 10% per annum.

NOTE 4. NOTES PAYABLE

(a) RELATED PARTY

As of June 30, 2023
David Koos	$710
Total:	$710

$710 lent to the Company by David Koos is due and payable at the demand of the holder and bears simple interest at a rate of 15% per annum.

(b) NON RELATED PARTY As of June 30, 2023

Bostonia Partners, Inc	$100,000
Total:	$100,000

$50,000 lent to the Company by Bostonia Partners, Inc is due and payable on March 7, 2024 and bears simple interest at a rate of 10% per annum.

$50,000 lent to the Company by Bostonia Partners, Inc is due and payable on March 10, 2024 and bears simple interest at a rate of 10% per annum.

NOTE 4. NOTES PAYABLE

(a) RELATED PARTY

As of September 30, 2022
David Koos	$710
Total:	$710

$710 lent to the Company by David Koos is due and payable at the demand of the holder and bears simple interest at a rate of 15% per annum.